UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

(Address of principal executive offices) (Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

(Name and address of agent for service)

Copies to:

John Baker, Esq.

Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Everest America Fund
Schedule of Investments as of July 31, 2006 (UNAUDITED)

		COMMON STOCKS		Shares	Market Value

	2.15%		Software
		SYMC	Symantec Corp. *	13,400	$ 232,490
					232,490
	3.58%		Hardware
		AAPL	Apple Computer, Inc. *	3,400	231,064
		QCOM	QUALCOMM, Inc.	4,400	155,144
					386,208
	14.27%		Healthcare
		BDX	Becton, Dickinson and Co.	3,600	237,312
		BCR	C.R. Bard, Inc.	3,300	234,201
		CVH	Coventry Health Care, Inc. *	4,000	210,800
		GILD	Gilead Sciences, Inc. *	3,600	221,472
		TMO	Thermo Electron Corp. *	6,000	222,060
		UNH	UnitedHealth Group Inc.	4,000	191,320
		WLP	Wellpoint, Inc. *	3,000	223,500
					1,540,665
	9.29%		Consumer Services
		CVS	CVS Corp.	7,400	242,128
		DHI	D.R. Horton, Inc.	6,900	147,867
		HLT	Hilton Hotels Corp.	9,300	222,549
		JWN	Nordstrom, Inc.	5,500	188,650
		SBUX	Starbucks Corp. *	5,900	201,957
					1,003,151
	5.07%		Business Services
		ASD	American Standard Co.	5,100	197,013
		MCO	Moody's Corp.	3,100	170,128
		GWW	WW Grainger, Inc.	2,900	180,061
					547,202
	22.51%		Financial Services
		AET	Aetna, Inc.	4,800	151,152
		CIT	CIT Group, Inc.	4,100	188,231
		BEN	Franklin Resources, Inc.	2,400	219,480
		GS	Goldman Sachs Group, Inc.	1,400	213,850
		HIG	Hartford Financial Services Group, Inc.	2,800	237,552
		MET	Metlife, Inc.	4,500	234,000
		PFG	Principal Financial Group, Inc.	4,800	259,200
		PLD	Prologis	4,100	226,935
		PRU	Prudential Financial, Inc.	3,000	235,920
		SPG	Simon Property Group, Inc.	2,600	222,378
		CB	The Chubb Corp.	4,800	242,016
					2,430,714
	12.70%		Consumer Goods
		MO	Altria Group, Inc.	3,200	255,904
		COH	Coach, Inc. *	6,700	192,357
		FO	Fortune Brands, Inc.	2,800	203,056
		MKC	McCormick & Co, Inc.	6,500	227,890
		PG	Procter & Gamble, Co.	3,800	213,560
		RAI	Reynolds American, Inc.	2,200	278,916
					1,371,683
	9.24%		Industrial Materials
		CAT	Caterpillar, Inc.	3,300	233,871
		DOW	Dow Chemical Co.	5,300	183,274
		IR	Ingersoll-Rand Co. Ltd.	5,200	186,160
		PH	Parker-Hannifin Corp.	2,700	195,048
		UTX	United Technologies Corp.	3,200	199,008
					$ 997,361
Everest America Fund
Schedule of Investments as of July 31, 2006 (UNAUDITED)
(Continued)

		COMMON STOCKS (Continued)		Shares	Market Value

	13.31%		Energy
		CVX	Chevron Corp.	4,000	$ 263,120
		COP	ConocoPhillips	3,400	233,376
		MRO	Marathon Oil Corp.	2,900	262,856
		OXY	Occidental Petroleum Corp.	2,300	247,825
		SUN	Sunoco, Inc.	2,800	194,712
		XTO	XTO Energy, Inc.	5,000	234,950
					1,436,839
	6.43%		Utilities
		CEG	Constellation Energy Group, Inc.	3,800	220,058
		EXC	Exelon Corp.	4,100	237,390
		SRE	Sempra Energy	4,900	236,474
					693,922

	98.54%		Total Common Stocks (Cost $9,633,704)		10,640,235

		SHORT-TERM INVESTMENTS

			Wisconsin Corporate Central Credit, 5.068% +	187,959	187,959

	1.74%		Total Short-Term Investments (Cost $187,959)		187,959

	100.28%		Total Investments (Cost $9,821,663)		10,828,194

	-0.28%		Cash and Other Assets Less Liabilities		(30,001)

	100.00%		Total Net Assets		$ 10,798,193

		UNREALIZED APPRECIATION (DEPRECIATION)
		The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

			Unrealized Appreciation		$ 1,417,566
			Unrealized Depreciation		(412,791)

			Net Unrealized Appreciation (Depreciation)		1,004,775

			Cost for Federal Income Tax Purposes		$ 9,823,419

*	Non-income producing security.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of July 31, 2006

(a)

Portfolio securities are valued at the last quoted sale price or closing values.  If this is unavailable, then the average of the closing bid and asked prices is used.  If there was no asked price the security is valued at the closing bid price on that day.  Debt instruments are valued at the average of the closing bid and asked prices.  If the security has less than 60 days to maturity it is valued at amortized cost.  All securities and assets for which market quotations are not readily available or any assets for which market quotations are not readily available or any security that the board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive and principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no changes in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Everest Funds

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  September 22, 2006